                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California     5/13/11
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $244,521
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COL. 6   COLUMN 7         COLUMN 8
----------------------------- -------------- --------- -------- ---------------------- --------- --------  ----------------------
                                                                                                 OTHER        VOTING AUTHORITY
                                                        VALUE    SHARES/   SH/   PUT/   INVSTMT  MANAGERS  ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN  NONE      SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Acacia Research                    COM       003881307    13741    400025                 400025           171250   228775
Allied Nevada Gold Corp.           COM       019344100     6642    187200                 187200           110400    76800
AXT Incorporated                   COM       00246W103     5035    702200                 702200           289300   412900
Bank Of The Ozarks                 COM       063904106    10974    251075                 251075           111250   139825
Chart Industries Inc.              COM       16115Q308     9421    171175                 171175            65850   105325
Dresser-Rand Group Inc.            COM       261608103     6763    126125                 126125            57800    68325
DST Systems Inc.                   COM       233326107     6694    126725                 126725            56200    70525
EBIX Inc.                          COM       278715206     5167    218475                 218475            83800   134675
Emergent Biosolutions, Inc.        COM       29089Q105     2371     98125                  98125            38100    60025
EnerSys                            COM       29275Y102     7491    188450                 188450            73800   114650
Ferro Corporation                  COM       315405100     6518    392900                 392900           169500   223400
FTI Consulting Inc.                COM       302941109     2454     64025                  64025            27150    36875
Haemonetics Corporation            COM       405024100     3909     59650                  59650            23300    36350
Herbalife Ltd.                     COM       020884924     8301    102025                 102025            40400    61625
Innophos Holdings Inc.             COM       45774N108     1738     37700                  37700            18200    19500
Jack Henry & Associates Inc.       COM       426281101    10884    321150                 321150           139775   181375
Landstar System Inc.               COM       515098101     7880    172500                 172500            64600   107900
Lennox International Inc.          COM       526107107     6968    132525                 132525            54900    77625
Maximus Inc.                       COM       577933104     2737     33725                  33725            11700    22025
Oriental Financial Group           COM       68618W100     9825    782784                 782784           332674   450200
Parexel International Corp.        COM       699462107     1992     80000                  80000            47700    32300
Patterson Companies Inc.           COM       703395103     9340    290150                 290150           114275   175875
Questcor Pharmaceuticals Inc.      COM       74835Y101     7655    531250                 531250           219250   312000
Regal-Beloit Corp.                 COM       758750103     4884     66150                  66150            28100    38050
Sirona Dental Systems Inc.         COM       82966C103     4960     98875                  98875            38100    60775
Snap-On Incorporated               COM       833034101     5839     97225                  97225            32100    65125

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COL. 6   COLUMN 7         COLUMN 8
----------------------------- -------------- --------- -------- ---------------------- --------- --------  ----------------------
                                                                                                 OTHER        VOTING AUTHORITY
                                                        VALUE    SHARES/   SH/   PUT/   INVSTMT  MANAGERS  ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN  NONE      SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust                    ETF       863307104     7825     55950                  55950             2250    53700
Stantec Inc.                       COM       85472N109     7244    241375                 241375            99800   141575
Steven Madden, Ltd.                COM       556269108     8917    190001                 190001            87851   102150
Stillwater Mining Co.              COM       86074Q102     9926    432900                 432900           199900   233000
Tupperware Brands Corp.            COM       899896104     8906    149150                 149150            61800    87350
Ultratech Inc.                     COM       904034105     8832    300425                 300425           119250   181175
UMB Financial Corp.                COM       902788108     6909    184900                 184900            57600   127300
Veeco Instruments Inc.             COM       922417100     6983    137350                 137350            61700    75650
Wabtec Corporation                 COM       929740108     6410     94500                  94500            34650    59850
Warnaco Group Inc.                 COM       934390402     2386     41725                  41725            16100    25625